Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [Abstract]
Segment operating information by segment

	Year Ended December 31, 2017
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Revenues (1)	$374,696	$908,357	$488,842	$(2,306)	$1,769,589
Segment cost of revenues	(414,526)	(456,861)	(78,769)	86	(950,070)

Segment gross profit	(39,830)	451,496	410,073	(2,220)	819,519
SBC (2) in cost of revenues	415	(540)	(73)	0	(198)

Gross profit	(39,415)	450,956	410,000	(2,220)	819,321

Operating expenses:
Product development (3)	(113,590)	(156,359)	(124,869)	6,192	(388,626)
Sales and marketing (1) (3)	(199,304)	(152,121)	(37,083)	4,000	(384,508)
General and administrative (3)	(44,563)	(25,407)	(33,385)	130	(103,225)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	0	(86,882)	0	(86,882)
SBC (2) in operating expenses	(765)	(27,193)	(17,320)	0	(45,278)

Total operating expenses	(358,222)	(361,080)	(299,539)	10,322	(1,008,519)

Operating profit /(loss)	(397,637)	89,876	110,461	8,102	(189,198)

Other income /(expense) (3)	4,694	692	9,413	(8,102)	6,697
Interest income (4)	7,344	9,126	32,319	(24,651)	24,138
Interest expense (4)	(24,367)	0	(4,372)	24,651	(4,088)
Exchange difference	(2,107)	(7,082)	(5,196)	0	(14,385)

Income /(loss) before income tax expense	(412,073)	92,612	142,625	0	(176,836)

Income tax expense	(217,959)	(14,422)	(40,255)	0	(272,636)
Net income /(loss) from continuing operations	(630,032)	78,190	102,370	0	(449,472)
Net loss from discontinued operations	0	0	(20,531)	0	(20,531)

Net income /(loss)	$(630,032)	$78,190	$81,839	$0	$(470,003)

Note (1):	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou, and Changyou segments.
Note (2):	“SBC” stands for share-based compensation expense.
Note (3):	The elimination mainly consists of leasing income and expenses generated from a building that Sohu leases to Sogou.
Note (4):	The elimination represents interest income/ (expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.

	Year Ended December 31, 2018
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Revenues (1)	$274,670	$1,124,158	$415,561	$(1,562)	$1,812,827
Segment cost of revenues	(218,184)	(692,801)	(71,626)	56	(982,555)

Segment gross profit	56,486	431,357	343,935	(1,506)	830,272
SBC (2) in cost of revenues	707	(669)	31	0	69

Gross profit	57,193	430,688	343,966	(1,506)	830,341

Operating expenses:
Product development (3)	(123,743)	(191,426)	(126,593)	6,733	(435,029)
Sales and marketing (1) (3)	(203,307)	(144,867)	(34,512)	2,801	(379,885)
General and administrative (3)	(48,664)	(36,177)	(28,657)	362	(113,136)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	0	(16,369)	0	(16,369)
SBC (2) in operating expenses	4,940	(13,535)	6,430	0	(2,165)

Total operating expenses	(370,774)	(386,005)	(199,701)	9,896	(946,584)

Operating profit /(loss)	(313,581)	44,683	144,265	8,390	(116,243)

Other income /(expense) (3)	345,416	41,489	23,436	(345,617)	64,724
Interest income (4)	14,001	8,037	34,403	(32,367)	24,074
Interest expense (4)	(39,709)	0	(10,197)	32,368	(17,538)
Exchange difference	1,981	5,725	1,320	0	9,026

Income /(loss) before income tax expense	8,108	99,934	193,227	(337,226)	(35,957)

Income tax benefit /(expense)	79,053	(1,153)	(64,467)	0	13,433
Net income /(loss) from continuing operations	87,161	98,781	128,760	(337,226)	(22,524)
Net loss from discontinued operations	0	0	(44,835)	0	(44,835)

Net income /(loss)	$87,161	$98,781	$83,925	$(337,226)	$(67,359)

Note (1):	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou, and Changyou segments.
Note (2):	“SBC” stands for share-based compensation expense.
Note (3):	The elimination mainly consists of the distribution by Changyou of a dividend to Sohu in 2018 and leasing income and expenses generated from a building that Sohu leases to Sogou.
Note (4):	The elimination represents interest income /(expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.

	Year Ended December 31, 2019
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Revenues (1)	$218,442	$1,172,252	$455,380	$(627)	$1,845,447
Segment cost of revenues	(148,258)	(737,981)	(95,268)	28	(981,479)

Segment gross profit	70,184	434,271	360,112	(599)	863,968
SBC (2) in cost of revenues	(23)	(473)	(120)	0	(616)

Gross profit	70,161	433,798	359,992	(599)	863,352

Operating expenses:
Product development (3)	(113,762)	(179,705)	(119,726)	6,142	(407,051)
Sales and marketing (1) (3)	(155,226)	(134,565)	(49,768)	2,117	(337,442)
General and administrative (3)	(32,218)	(39,665)	(22,074)	358	(93,599)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	(7,245)	0	0	0	(7,245)
SBC (2) in operating expenses	(1,022)	(15,428)	(1,185)	0	(17,635)

Total operating expenses	(309,473)	(369,363)	(192,753)	8,617	(862,972)

Operating profit /(loss)	(239,312)	64,435	167,239	8,018	380

Other income /(expense) (3)	331,599	21,126	14,477	(345,254)	21,948
Interest income (4)	24,361	4,443	39,441	(57,699)	10,546
Interest expense (4)	(46,730)	0	(25,339)	57,699	(14,370)
Exchange difference	(445)	1,849	1,875	0	3,279

Income /(loss) before income tax expense	69,473	91,853	197,693	(337,236)	21,783

Income tax benefit /(expense)	(8,351)	(2,748)	(20,077)	0	(31,176)
Net income /(loss) from continuing operations	61,122	89,105	177,616	(337,236)	(9,393)
Net loss from discontinued operations	0	0	(33,998)	0	(33,998)

Net income /(loss)	$61,122	$89,105	$143,618	$(337,236)	$(43,391)

Note (1):	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou, and Changyou segments.
Note (2):	“SBC” stands for share-based compensation expense.
Note (3):	The elimination mainly consists of the distribution by Changyou of a dividend to Sohu in 2019 and leasing income and expenses generated from a building that Sohu leases to Sogou.
Note (4):	The elimination represents interest income /(expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.

Segment assets information by segment

	As of December 31, 2018
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$180,005	$185,175	$454,305	$0	$819,485
Account and financing receivables, net	78,383	145,401	40,627	0	264,411
Fixed assets, net	186,756	147,495	170,396	0	504,647
Total assets (1)	$1,319,490	$1,462,844	$2,037,803	$(1,449,290)	$3,370,847

Note (1):	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.

	As of December 31, 2019
	Sohu	Sogou	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$68,229	$142,464	$94,433	$0	$305,126
Account and financing receivables, net	70,252	134,635	55,829	0	260,716
Fixed assets, net	177,978	110,006	159,713	(9)	447,688
Total assets (1)	$1,721,801	$1,522,402	$1,871,685	$(2,426,098)	$2,689,790

Note (1):	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.